SUBSEQUENT EVENTS (Details Narrative) - shares		1 Months Ended
	May 12, 2023	Jul. 24, 2026	Jul. 16, 2026	Jul. 17, 2026	Jun. 30, 2026	Feb. 05, 2026	Dec. 31, 2025	Dec. 31, 2024
Reverse stock split	One for Three Hundred (1-for-300)
Shares of common stock					215,342		215,342	215,342
Subsequent Event [Member]
Reverse stock split			1-for-500 reverse stock split
Description of consideration reduced from shares		reduced the consideration from 1,000,000 to 700,000 shares of Series A Preferred Stock
Subsequent Event [Member] | Restricted Stock [Member] | Mr. Canelon [Member]
Shares of common stock				36,000,000
Subsequent Event [Member] | Restricted Stock [Member] | Mr. Gaudet [Member]
Shares of common stock				12,000,000
Series A Preferred Stock [Member] | Subsequent Event [Member]
Issuance of restricted series A preferred shares		700,000
Series A Preferred Stock [Member] | Asset Purchase Agreement [Member]
Physical and intangible assets shares						1,000,000